OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

13.  OTHER NON-CURRENT ASSETS

As of December 31, 2022 and 2023, other non-current assets included prepayment for acquisition of datacenters and purchase of property and equipment amounting to RMB293,500 and RMB293,500, which consist of 53% and 55% of other non-current assets, respectively.